MINIMUM COMMITTED REVENUE - Committed Time Charter Revenues (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 353,525
2024	341,162
2025	265,203
2026	210,058
2027	160,118
Thereafter	380,557
Total	$ 1,710,623